Quarterly Holdings Report
for
Fidelity® Series International Credit Fund
March 31, 2025
SUN-NPRT1-0525
1.9882624.107
Foreign Government and Government Agency Obligations - 5.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.9%
Australian Commonwealth 1.25% 5/21/2032	AUD	300,000	154,082
Australian Commonwealth 1.75% 11/21/2032 (b)	AUD	1,825,000	958,158
TOTAL AUSTRALIA			1,112,240
CANADA - 2.3%
Canadian Government 1.5% 12/1/2031	CAD	3,930,000	2,516,997
Canadian Government 2.75% 6/1/2033	CAD	260,000	178,940
Canadian Government 3% 6/1/2034	CAD	40,000	27,919
TOTAL CANADA			2,723,856
JAPAN - 1.9%
Japan Government 0.9% 9/20/2034	JPY	60,000,000	380,725
Japan Government Treasury Bills 0% 7/22/2025 (c)	JPY	138,350,000	921,306
Japan Government Treasury Bills 0% 9/22/2025 (c)	JPY	138,500,000	921,403
TOTAL JAPAN			2,223,434
MULTI-NATIONAL - 0.6%
European Union 4% 4/4/2044 (b)	EUR	655,000	728,504
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,731,776)			6,788,034

Non-Convertible Corporate Bonds - 63.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 1.1%
Financials - 1.1%
Banks - 0.1%
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)		200,000	174,605
Financial Services - 0.5%
Cimic Finance Ltd 1.5% 5/28/2029 (b)	EUR	600,000	592,226
Insurance - 0.5%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(e)	GBP	500,000	582,391
TOTAL AUSTRALIA			1,349,222
BELGIUM - 1.2%
Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut Services NV 4.25% 8/19/2031 (b)	EUR	200,000	218,255
Financials - 1.0%
Banks - 1.0%
KBC Group NV 3.5% 1/21/2032 (b)(e)	EUR	600,000	645,565
KBC Group NV 6.324% 9/21/2034 (d)(e)		550,000	582,184
			1,227,749
TOTAL BELGIUM			1,446,004
CANADA - 1.1%
Financials - 1.1%
Banks - 1.1%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(e)	EUR	1,300,000	1,372,656
CZECH REPUBLIC - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CPI Property Group SA 1.5% 1/27/2031 (b)	EUR	275,000	234,059
DENMARK - 2.4%
Consumer Staples - 0.4%
Beverages - 0.3%
Carlsberg Breweries A/S 3.25% 2/28/2032 (b)	EUR	350,000	372,398
Tobacco - 0.1%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (b)	EUR	150,000	167,546
TOTAL CONSUMER STAPLES			539,944

Financials - 1.5%
Banks - 1.5%
Danske Bank A/S 3.875% 1/9/2032 (b)(e)	EUR	1,055,000	1,164,637
Jyske Bank A/S 3.625% 4/29/2031 (b)(e)	EUR	280,000	304,366
Jyske Bank A/S 5.125% 5/1/2035 (b)(e)	EUR	258,000	291,262
			1,760,265
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
Orsted AS 4.125% 3/1/2035 (b)	EUR	550,000	604,819
TOTAL DENMARK			2,905,028
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (b)	EUR	100,000	108,456
FRANCE - 4.5%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
RCI Banque SA 4.75% 3/24/2037 (b)(e)	EUR	200,000	215,908
RCI Banque SA 5.5% 10/9/2034 (b)(e)	EUR	200,000	225,041
			440,949
Financials - 2.8%
Banks - 2.8%
BNP Paribas SA 2.159% 9/15/2029 (d)(e)		225,000	205,686
BNP Paribas SA 2.5% 3/31/2032 (b)(e)	EUR	600,000	637,874
BNP Paribas SA 3.132% 1/20/2033 (d)(e)		650,000	566,539
BNP Paribas SA 3.945% 2/18/2037 (b)(e)	EUR	1,000,000	1,055,172
BNP Paribas SA 5.786% 1/13/2033 (d)(e)		119,000	121,673
BPCE SA 4.25% 7/16/2035 (b)(e)	EUR	100,000	108,536
BPCE SA 5.716% 1/18/2030 (d)(e)		250,000	254,862
Societe Generale SA 4.75% 11/24/2025 (d)		200,000	199,250
Societe Generale SA 6.691% 1/10/2034 (d)(e)		200,000	210,259
			3,359,851
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (b)	EUR	200,000	192,192
Utilities - 1.1%
Electric Utilities - 0.6%
Electricite de France SA 4.75% 10/12/2034 (b)	EUR	500,000	578,185
Electricite de France SA 5.5% 1/25/2035 (b)	GBP	100,000	122,598
			700,783
Multi-Utilities - 0.5%
Engie SA 3.875% 3/6/2036 (b)	EUR	300,000	322,339
Engie SA 4.25% 9/6/2034 (b)	EUR	300,000	335,246
			657,585
TOTAL UTILITIES			1,358,368

TOTAL FRANCE			5,351,360
GERMANY - 13.5%
Consumer Discretionary - 1.2%
Automobile Components - 1.2%
Robert Bosch GmbH 4.375% 6/2/2043 (b)	EUR	200,000	215,466
Schaeffler AG 4.75% 8/14/2029 (b)	EUR	400,000	431,006
Schaeffler AG 5.375% 4/1/2031 (b)	EUR	100,000	107,555
ZF Europe Finance BV 4.75% 1/31/2029 (b)	EUR	600,000	623,414
			1,377,441
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
METRO AG 4% 3/5/2030 (b)	EUR	250,000	271,677
Financials - 7.2%
Banks - 0.7%
Commerzbank AG 3.625% 1/14/2032 (b)(e)	EUR	300,000	322,377
Commerzbank AG 4.875% 10/16/2034 (b)(e)	EUR	300,000	334,902
Commerzbank AG 8.625% 2/28/2033 (b)(e)	GBP	100,000	138,148
			795,427
Capital Markets - 1.3%
Deutsche Bank AG 3.25% 5/24/2028 (b)(e)	EUR	400,000	434,739
Deutsche Bank AG 4.5% 7/12/2035 (b)(e)	EUR	100,000	110,790
Deutsche Bank AG 6.125% 12/12/2030 (b)(e)	GBP	800,000	1,057,766
			1,603,295
Financial Services - 5.2%
KfW 0.375% 4/23/2030 (b)	EUR	140,000	135,532
KfW 0.75% 1/15/2029 (b)	EUR	2,975,000	3,022,129
KfW 1.125% 3/31/2037 (b)	EUR	745,000	645,950
KfW 1.125% 6/15/2037 (b)	EUR	1,195,000	1,030,301
KfW 2.875% 3/31/2032 (b)	EUR	175,000	190,447
KfW 3.125% 6/7/2030 (b)	EUR	1,060,000	1,175,342
			6,199,701
TOTAL FINANCIALS			8,598,423

Health Care - 1.2%
Pharmaceuticals - 1.2%
Bayer AG 4.625% 5/26/2033 (b)	EUR	300,000	337,706
Bayer US Finance LLC 6.375% 11/21/2030 (d)		560,000	586,434
Bayer US Finance LLC 6.5% 11/21/2033 (d)		500,000	525,380
			1,449,520
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Accentro Real Estate AG 5.625% 2/13/2026 (b)(f)	EUR	472,500	232,466
LEG Immobilien SE 3.875% 1/20/2035 (b)	EUR	200,000	208,309
Sirius Real Estate Ltd 4% 1/22/2032 (b)	EUR	300,000	317,102
			757,877
Utilities - 3.1%
Electric Utilities - 1.9%
Amprion GmbH 3.125% 8/27/2030 (b)	EUR	500,000	536,406
Amprion GmbH 3.625% 5/21/2031 (b)	EUR	100,000	109,451
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(e)	EUR	500,000	496,046
EnBW International Finance BV 3.5% 7/22/2031 (b)	EUR	250,000	272,639
EnBW International Finance BV 3.75% 11/20/2035 (b)	EUR	850,000	907,412
			2,321,954
Independent Power and Renewable Electricity Producers - 0.7%
RWE Finance US LLC 5.875% 4/16/2034 (d)		801,000	815,738
Multi-Utilities - 0.5%
E.ON SE 3.5% 4/16/2033 (b)	EUR	575,000	618,060
TOTAL UTILITIES			3,755,752

TOTAL GERMANY			16,210,690
HONG KONG - 1.3%
Financials - 1.3%
Insurance - 1.3%
AIA Group Ltd 0.88% 9/9/2033 (b)(e)	EUR	300,000	295,960
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(e)		1,300,000	1,204,125

TOTAL HONG KONG			1,500,085
ITALY - 0.8%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		275,000	294,412
Utilities - 0.6%
Electric Utilities - 0.6%
Enel Finance International NV 5.5% 6/26/2034 (d)		350,000	351,457
Enel SpA 3.375% (b)(e)(g)	EUR	300,000	324,030
			675,487
TOTAL ITALY			969,899
LUXEMBOURG - 4.1%
Financials - 0.8%
Financial Services - 0.8%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (b)	EUR	150,000	167,670
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	2,363,000	808,105
			975,775
Industrials - 0.7%
Ground Transportation - 0.7%
Alpha Trains Finance SA 2.064% 6/30/2030 (b)	EUR	802,000	864,538
Real Estate - 2.6%
Industrial REITs - 0.1%
Prologis International Funding II SA 4.375% 7/1/2036 (b)	EUR	100,000	109,408
Real Estate Management & Development - 2.5%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (b)	EUR	1,050,000	1,054,638
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (b)	EUR	600,000	601,179
Blackstone Property Partners Europe Holdings Sarl 2.625% 10/20/2028 (b)	GBP	250,000	294,626
Logicor Financing Sarl 0.875% 1/14/2031 (b)	EUR	250,000	228,403
Logicor Financing Sarl 4.25% 7/18/2029 (b)	EUR	400,000	440,375
P3 Group Sarl 4% 4/19/2032 (b)	EUR	300,000	321,182
			2,940,403
TOTAL REAL ESTATE			3,049,811

TOTAL LUXEMBOURG			4,890,124
MEXICO - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleos Mexicanos 5.95% 1/28/2031		880,000	745,316
MULTI-NATIONAL - 1.2%
Financials - 1.2%
Banks - 1.2%
European Investment Bank 3% 11/15/2028 (b)	EUR	1,265,000	1,394,959
NETHERLANDS - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV 3.875% 2/16/2036 (b)	EUR	100,000	107,729
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
REWE International Finance BV 4.875% 9/13/2030 (b)	EUR	100,000	114,627
Food Products - 0.1%
JDE Peet's NV 2.25% 9/24/2031 (d)		150,000	125,732
TOTAL CONSUMER STAPLES			240,359

Financials - 2.8%
Banks - 2.8%
ABN AMRO Bank NV 3.875% 1/15/2032 (b)	EUR	400,000	437,255
Cooperatieve Rabobank UA 1.125% 5/7/2031 (b)	EUR	600,000	569,502
ING Groep NV 3% 8/17/2031 (b)(e)	EUR	1,700,000	1,789,994
ING Groep NV 4.5% 5/23/2029 (b)(e)	EUR	500,000	562,588
			3,359,339
TOTAL NETHERLANDS			3,707,427
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 0.25% 2/23/2029 (b)(e)	EUR	200,000	199,889
POLAND - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (b)	EUR	500,000	483,703
PORTUGAL - 0.3%
Financials - 0.3%
Insurance - 0.3%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(e)	EUR	300,000	325,201
SPAIN - 1.3%
Financials - 1.1%
Banks - 1.1%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (e)		600,000	616,523
CaixaBank SA 3.625% 9/19/2032 (b)(e)	EUR	600,000	644,902
			1,261,425
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Werfen SA/Spain 4.625% 6/6/2028 (b)	EUR	300,000	337,130
TOTAL SPAIN			1,598,555
SWEDEN - 0.6%
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Heimstaden AB 4.375% 3/6/2027 (b)	EUR	500,000	513,618
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (b)	EUR	250,000	235,317

TOTAL SWEDEN			748,935
SWITZERLAND - 4.4%
Financials - 4.3%
Capital Markets - 1.9%
UBS Group AG 2.125% 11/15/2029 (b)(e)	GBP	500,000	583,101
UBS Group AG 4.125% 6/9/2033 (b)(e)	EUR	460,000	506,581
UBS Group AG 4.75% 3/17/2032 (b)(e)	EUR	1,070,000	1,221,667
			2,311,349
Insurance - 2.4%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (b)(e)		964,000	964,000
Argentum Netherlands BV for Swiss Re Ltd 5.75% 8/15/2050 (b)(e)		1,300,000	1,298,213
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(e)		600,000	519,000
			2,781,213
TOTAL FINANCIALS			5,092,562

Materials - 0.1%
Containers & Packaging - 0.1%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (b)	EUR	125,000	136,405
TOTAL SWITZERLAND			5,228,967
UNITED KINGDOM - 16.5%
Communication Services - 0.5%
Media - 0.3%
RELX Capital Inc 4.75% 3/27/2030		333,000	334,954
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC 4.875% 10/3/2078 (b)(e)	GBP	250,000	321,645
TOTAL COMMUNICATION SERVICES			656,599

Consumer Discretionary - 1.3%
Broadline Retail - 0.4%
John Lewis PLC 4.25% 12/18/2034 (b)	GBP	100,000	100,364
Marks & Spencer PLC 3.25% 7/10/2027 (b)(f)	GBP	270,000	336,503
			436,867
Hotels, Restaurants & Leisure - 0.6%
InterContinental Hotels Group PLC 3.375% 10/8/2028 (b)	GBP	340,000	413,864
Whitbread Group PLC 2.375% 5/31/2027 (b)	GBP	250,000	304,295
			718,159
Household Durables - 0.3%
Berkeley Group PLC/The 2.5% 8/11/2031 (b)	GBP	400,000	416,161
TOTAL CONSUMER DISCRETIONARY			1,571,187

Consumer Staples - 2.2%
Household Products - 0.2%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (b)	EUR	290,000	320,380
Tobacco - 2.0%
BAT International Finance PLC 4.125% 4/12/2032 (b)	EUR	1,060,000	1,156,471
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (b)	EUR	680,000	791,120
Imperial Brands Finance PLC 3.875% 2/12/2034 (b)	EUR	375,000	394,907
			2,342,498
TOTAL CONSUMER STAPLES			2,662,878

Financials - 6.8%
Banks - 5.9%
Barclays PLC 5.262% 1/29/2034 (b)(e)	EUR	490,000	571,397
Barclays PLC 8.407% 11/14/2032 (b)(e)	GBP	300,000	411,753
HSBC Holdings PLC 4.787% 3/10/2032 (b)(e)	EUR	470,000	540,093
HSBC Holdings PLC 4.856% 5/23/2033 (b)(e)	EUR	500,000	576,760
HSBC Holdings PLC 6.8% 9/14/2031 (e)	GBP	160,000	219,308
HSBC Holdings PLC 7.39% 11/3/2028 (e)		350,000	371,975
HSBC Holdings PLC 8.201% 11/16/2034 (b)(e)	GBP	400,000	562,973
Lloyds Banking Group PLC 4.5% 1/11/2029 (b)(e)	EUR	230,000	258,672
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(e)	EUR	670,000	764,657
NatWest Group PLC 2.105% 11/28/2031 (b)(e)	GBP	650,000	799,225
NatWest Group PLC 3.622% 8/14/2030 (b)(e)	GBP	250,000	321,833
NatWest Group PLC 7.416% 6/6/2033 (b)(e)	GBP	300,000	405,532
Standard Chartered PLC 3.864% 3/17/2033 (b)(e)	EUR	300,000	322,743
Virgin Money UK PLC 7.625% 8/23/2029 (b)(e)	GBP	600,000	830,795
			6,957,716
Consumer Finance - 0.4%
Motability Operations Group PLC 3.625% 1/22/2033 (b)	EUR	475,000	508,690
Insurance - 0.5%
Admiral Group PLC 8.5% 1/6/2034 (b)	GBP	400,000	574,715
TOTAL FINANCIALS			8,041,121

Industrials - 1.1%
Ground Transportation - 0.4%
Mobico Group PLC 4.875% 9/26/2031 (b)	EUR	500,000	530,751
Trading Companies & Distributors - 0.2%
Travis Perkins PLC 3.75% 2/17/2026 (b)	GBP	200,000	251,939
Transportation Infrastructure - 0.5%
Heathrow Funding Ltd 6% 3/5/2032 (b)	GBP	450,000	577,539
TOTAL INDUSTRIALS			1,360,229

Real Estate - 0.4%
Office REITs - 0.2%
Great Portland Estates PLC 5.375% 9/25/2031 (b)	GBP	200,000	253,142
Real Estate Management & Development - 0.2%
Tritax EuroBox PLC 0.95% 6/2/2026 (b)	EUR	210,000	221,401
TOTAL REAL ESTATE			474,543

Utilities - 4.2%
Electric Utilities - 1.0%
NGG Finance PLC 2.125% 9/5/2082 (b)(e)	EUR	750,000	782,742
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (b)	EUR	400,000	426,479
			1,209,221
Gas Utilities - 0.4%
Southern Gas Networks PLC 3.5% 10/16/2030 (b)	EUR	400,000	430,644
Water Utilities - 2.8%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (b)	GBP	175,000	194,773
Anglian Water Services Financing PLC 5.875% 6/20/2031 (b)	GBP	385,000	498,138
Anglian Water Services Financing PLC 6.25% 9/12/2044 (b)	GBP	175,000	210,161
Anglian Water Services Financing PLC 6.293% 7/30/2030 (b)	GBP	225,000	296,931
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (b)	EUR	525,000	559,553
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (b)	GBP	140,000	165,517
South West Water Finance PLC 5.75% 12/11/2032 (b)	GBP	100,000	128,818
Southern Water Services Finance Ltd 1.625% 3/30/2027 (b)	GBP	208,000	235,919
Southern Water Services Finance Ltd 2.375% 5/28/2028 (b)	GBP	120,000	133,287
SW Finance I PLC 7.375% 12/12/2041 (b)	GBP	160,000	199,789
United Utilities Water Finance PLC 3.5% 2/27/2033 (b)	EUR	300,000	317,322
Wessex Water Services Finance PLC 6.125% 9/19/2034 (b)	GBP	325,000	413,967
			3,354,175
TOTAL UTILITIES			4,994,040

TOTAL UNITED KINGDOM			19,760,597
UNITED STATES - 4.3%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Verizon Communications Inc 3.75% 2/28/2036	EUR	225,000	239,369
Media - 0.4%
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	425,000	450,291
TOTAL COMMUNICATION SERVICES			689,660

Consumer Discretionary - 0.2%
Automobiles - 0.2%
Stellantis Finance US Inc 5.75% 3/18/2030 (d)		282,000	281,798
Financials - 2.2%
Banks - 0.3%
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(e)	EUR	300,000	325,605
Capital Markets - 1.2%
Blackstone Private Credit Fund 4.875% 4/14/2026 (b)	GBP	430,000	549,732
Goldman Sachs Group Inc/The 3.5% 1/23/2033 (b)(e)	EUR	530,000	567,077
Morgan Stanley 3.955% 3/21/2035 (e)	EUR	300,000	324,439
			1,441,248
Consumer Finance - 0.7%
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	250,000	271,741
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	400,000	524,424
			796,165
TOTAL FINANCIALS			2,563,018

Real Estate - 0.1%
Diversified REITs - 0.1%
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	109,754
Utilities - 1.2%
Electric Utilities - 1.2%
Duke Energy Corp 3.85% 6/15/2034	EUR	550,000	581,048
Southern Co/The 1.875% 9/15/2081 (e)	EUR	850,000	872,938
			1,453,986
TOTAL UNITED STATES			5,098,216
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $78,480,475)			75,629,348

Preferred Securities - 7.9%
		Principal Amount (a)	Value ($)
CZECH REPUBLIC - 0.6%
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
CPI Property Group SA 3.75% (b)(e)(g)	EUR	800,000	760,508
FINLAND - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Citycon Oyj 7.875% (b)(e)(g)	EUR	300,000	330,044
GERMANY - 3.9%
Consumer Discretionary - 1.0%
Automobiles - 1.0%
Volkswagen International Finance NV 3.875% (b)(e)(g)	EUR	1,100,000	1,155,451
Real Estate - 2.9%
Real Estate Management & Development - 2.9%
Aroundtown Finance Sarl 7.875% (e)(g)		750,000	727,151
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(e)(g)(h)	EUR	1,400,000	1,397,259
Grand City Properties SA 1.5% (b)(e)(g)	EUR	1,300,000	1,345,289
			3,469,699
TOTAL GERMANY			4,625,150
IRELAND - 0.4%
Financials - 0.4%
Banks - 0.4%
AIB Group PLC 6.25% (b)(e)(g)	EUR	450,000	497,234
SWEDEN - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Heimstaden Bostad AB 3.625% (b)(e)(g)	EUR	150,000	154,933
Samhallsbyggnadsbolaget i Norden AB 2.624% (b)(e)(g)(i)	EUR	650,000	442,792

TOTAL SWEDEN			597,725
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(e)(g)(h)(i)(j)		1,900,000	142,500
UNITED KINGDOM - 2.1%
Consumer Staples - 1.1%
Tobacco - 1.1%
British American Tobacco PLC 3% (b)(e)(g)	EUR	1,100,000	1,178,838
Financials - 0.4%
Banks - 0.4%
Barclays PLC 7.125% (e)(g)	GBP	200,000	259,153
Barclays PLC 8.875% (b)(e)(g)	GBP	200,000	269,954
			529,107
Industrials - 0.2%
Ground Transportation - 0.2%
Mobico Group PLC 4.25% (b)(e)(g)	GBP	190,000	235,360
Utilities - 0.4%
Electric Utilities - 0.4%
SSE PLC 3.74% (b)(e)(g)	GBP	400,000	527,612
TOTAL UNITED KINGDOM			2,470,917
TOTAL PREFERRED SECURITIES (Cost $12,780,111)			9,424,078

U.S. Treasury Obligations - 21.3%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 8/15/2040	4.51	700,000	438,676
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	500,000	336,289
US Treasury Bonds 3.25% 5/15/2042 (l)	4.12 to 4.13	2,600,000	2,196,898
US Treasury Bonds 3.625% 5/15/2053	3.94	500,000	421,172
US Treasury Bonds 4% 11/15/2042	3.75 to 3.77	710,000	662,325
US Treasury Bonds 4.125% 8/15/2044	4.14 to 4.18	400,000	374,750
US Treasury Bonds 4.375% 8/15/2043	4.91	50,000	48,727
US Treasury Bonds 4.5% 2/15/2044	4.45	500,000	494,043
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.94	325,000	325,406
US Treasury Bonds 4.625% 5/15/2044	4.42 to 4.72	775,000	777,513
US Treasury Bonds 6.25% 5/15/2030 (l)	3.46 to 4.46	2,660,000	2,938,988
US Treasury Notes 2.625% 7/31/2029 (m)	4.11	3,000,000	2,844,844
US Treasury Notes 3.5% 2/15/2033	4.32	1,000,000	957,891
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.23	1,500,000	1,462,676
US Treasury Notes 3.75% 12/31/2028	4.03 to 4.05	444,000	441,381
US Treasury Notes 3.75% 12/31/2030	4.07	435,000	429,087
US Treasury Notes 3.75% 8/31/2031	3.64	970,000	952,987
US Treasury Notes 4.125% 11/30/2029	4.11	410,000	413,171
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	1,700,000	1,706,508
US Treasury Notes 4.25% 2/28/2029	4.14 to 4.30	2,685,000	2,716,465
US Treasury Notes 4.25% 6/30/2031	4.35	560,000	566,191
US Treasury Notes 4.375% 1/31/2032	4.21	160,000	162,824
US Treasury Notes 4.375% 11/30/2028	3.89	500,000	507,773
US Treasury Notes 4.375% 12/31/2029	4.39	265,000	269,813
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	965,000	988,070
US Treasury Notes 4.5% 5/31/2029	4.37	200,000	204,336
US Treasury Notes 4.625% 4/30/2029	4.44 to 4.72	1,795,000	1,841,768
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,645,534)			25,480,572

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n) (Cost $3,488,807)	4.32	3,488,109	3,488,807

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $127,126,703)	120,810,839
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(1,035,777)
NET ASSETS - 100.0%	119,775,062

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Notes Contracts (United States)	9	Jun 2025	1,864,547	12,992	12,992
CBOT 5 Year US Treasury Notes Contracts (United States)	27	Jun 2025	2,920,219	49,328	49,328
CBOT Long Term US Treasury Bond Contracts (United States)	25	Jun 2025	2,932,031	70,655	70,655
CBOT Ultra 10 Year US Treasury Note Contracts (United States)	15	Jun 2025	1,711,875	34,487	34,487
TME 10YR Bond Contracts (Canada)	17	Jun 2025	1,466,627	11,263	11,263

TOTAL PURCHASED					178,725

Sold

Interest Rate Contracts
ICE GILT Index Contrats (United Kingdom)	2	Jun 2025	236,881	(856)	(856)

TOTAL FUTURES CONTRACTS					177,869
The notional amount of futures purchased as a percentage of Net Assets is 9.0%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	170,000	USD	183,652	BNP Paribas SA	4/02/25	169
EUR	515,000	USD	556,590	BNP Paribas SA	4/10/25	519
EUR	371,000	USD	400,179	Bank of America NA	4/10/25	1,156
EUR	460,000	USD	500,588	Bank of America NA	4/10/25	(2,975)
EUR	94,000	USD	102,015	Bank of America NA	4/10/25	(329)
EUR	894,000	USD	977,965	JPMorgan Chase Bank NA	4/10/25	(10,866)
EUR	126,000	USD	137,595	JPMorgan Chase Bank NA	4/10/25	(1,292)
EUR	59,000	USD	63,829	JPMorgan Chase Bank NA	4/10/25	(5)
GBP	100,000	USD	129,115	Bank of America NA	4/10/25	58
GBP	380,000	USD	474,642	Brown Brothers Harriman & Co	4/10/25	16,214
GBP	407,000	USD	525,594	JPMorgan Chase Bank NA	4/10/25	139
GBP	1,882,000	USD	2,324,872	Royal Bank of Canada	4/10/25	106,158
JPY	185,000,000	USD	1,250,755	Bank of America NA	4/10/25	(16,231)
JPY	51,250,000	USD	334,129	JPMorgan Chase Bank NA	4/10/25	7,867
USD	1,001,930	AUD	1,604,000	JPMorgan Chase Bank NA	4/10/25	(395)
USD	147,287	AUD	236,000	JPMorgan Chase Bank NA	4/10/25	(187)
USD	60,390	CAD	86,000	Bank of America NA	4/10/25	605
USD	36,621	CAD	52,000	Brown Brothers Harriman & Co	4/10/25	472
USD	2,311,047	CAD	3,310,000	Brown Brothers Harriman & Co	4/10/25	10,019
USD	397,465	CAD	569,000	Citibank NA	4/10/25	1,911
USD	20,969	CAD	30,000	Citibank NA	4/10/25	113
USD	43,156	CAD	62,000	Morgan Stanley Capital Services LLC	4/10/25	55
USD	220,927	EUR	212,000	Bank of America NA	4/10/25	(8,407)
USD	43,738	EUR	40,000	Bank of America NA	4/10/25	467
USD	113,894	EUR	105,000	Bank of America NA	4/10/25	308
USD	61,908	EUR	59,000	Bank of America NA	4/10/25	(1,916)
USD	138,885	EUR	133,000	Bank of America NA	4/10/25	(4,990)
USD	327,989	EUR	315,000	Bank of America NA	4/10/25	(12,768)
USD	326,909	EUR	316,000	Bank of America NA	4/10/25	(14,930)
USD	208,000	EUR	199,000	Brown Brothers Harriman & Co	4/10/25	(7,271)
USD	199,598	EUR	191,000	Brown Brothers Harriman & Co	4/10/25	(7,019)
USD	54,867,121	EUR	52,560,000	Citibank NA	4/10/25	(1,990,535)
USD	136,132	EUR	125,000	JPMorgan Chase Bank NA	4/10/25	912
USD	863,617	EUR	824,000	JPMorgan Chase Bank NA	4/10/25	(27,759)
USD	85,481	EUR	81,000	JPMorgan Chase Bank NA	4/10/25	(2,142)
USD	842,649	EUR	808,000	JPMorgan Chase Bank NA	4/10/25	(31,418)
USD	143,520	EUR	138,000	JPMorgan Chase Bank NA	4/10/25	(5,764)
USD	177,735	EUR	164,000	JPMorgan Chase Bank NA	4/10/25	325
USD	1,204,760	EUR	1,152,000	JPMorgan Chase Bank NA	4/10/25	(41,435)
USD	65,849	EUR	63,000	JPMorgan Chase Bank NA	4/10/25	(2,303)
USD	269,520	EUR	256,000	JPMorgan Chase Bank NA	4/10/25	(7,412)
USD	214,925	GBP	173,000	BNP Paribas SA	4/10/25	(8,544)
USD	17,531,380	GBP	14,012,000	BNP Paribas SA	4/10/25	(568,296)
USD	59,562	GBP	48,000	Bank of America NA	4/10/25	(2,441)
USD	259,709	GBP	200,000	JPMorgan Chase Bank NA	4/10/25	1,364
USD	136,639	GBP	111,000	JPMorgan Chase Bank NA	4/10/25	(6,743)
USD	1,196,765	JPY	184,280,000	Brown Brothers Harriman & Co	4/10/25	(32,955)
USD	2,483,076	JPY	386,850,000	JPMorgan Chase Bank NA	4/10/25	(98,414)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(2,766,911)
Unrealized Appreciation						148,831
Unrealized Depreciation						(2,915,742)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026	Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	1,550,000	(26,323)	29,057	2,734
Heidelberg Materials AG 3.75% 5/31/2032	Dec 2029	BNP Paribas SA	(5%)	Quarterly	EUR	710,000	(148,854)	143,524	(5,330)
Generali 4.125% 5/4/2026	Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	650,000	2,964	(6,848)	(3,884)
AXA SA 8.6% 12/15/2030	Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	950,000	(6,070)	5,876	(194)
Societe Generale SA	Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	650,000	7,644	(17,003)	(9,359)
Intesa Sanpaolo SpA 6.184% 2/20/2034	Dec 2029	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	650,000	3,885	(14,054)	(10,169)
UniCredit SpA 5.375% 4/16/2034	Dec 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	550,000	5,074	(12,287)	(7,213)

TOTAL CREDIT DEFAULT SWAPS							(161,680)	128,265	(33,415)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $73,987,590 or 61.8% of net assets.

(c)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,296,009 or 4.4% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Non-income producing - Security is in default.
(j)	Level 3 security
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,112,598.

(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,657.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,873,407	8,975,936	11,360,536	46,782	-	-	3,488,807	3,488,109	0.0%
Fidelity Securities Lending Cash Central Fund	-	257,682	257,682	3	-	-	-	-	0.0%
Total	5,873,407	9,233,618	11,618,218	46,785	-	-	3,488,807

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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